Employee Benefits (Details 3)	12 Months Ended
Dec. 31, 2018
New Bezeq Permanent Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66
Bezeq Non Permanent Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees. 2% (in real term) for senior employees
Pelephone Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	An increase of 3% in 2018 (2017- 3.1%), as set out in the collective agreement at Pelephone
Bezeq International Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	An increase of 3%, as set out in the collective agreement at Bezeq International
Dbs Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	Rate of increase of 3.5%
Bezeq Permanent Employees [Member]
Schedule Of Employees [Line Items]
Actuarial assumption of expected rate of salary	Regarding an expected wage increase for 2019-2026, an average update of 7% for young employees, and decreasing gradually to 2.7% at the age of 66